SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 1,019	$ 942	$ 2,039	$ 1,991
Net income (loss)	110	(10)	55	79
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(20)	(19)	(72)	(5)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	0	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(4)	1	(5)	1
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(262)	28	(574)	(35)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,019	942	2,039	1,991
Net income (loss)	331	346	467	655
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ 65	$ (366)	$ 239	$ (537)